Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Fiscal Year	Summary Compensation Total for PEO($)(1)	Compensation Actually Paid to PEO($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs($)(3)	Average Compensation Actually Paid to Non- PEO NEOs($)(4)	Total Shareholder Return($)(5)	Peer Group Total Shareholder Return($)(5)	Net Income($)(6)	Adjusted EBITDA($) (7)
2023	7,418,786	15,184,023	1,517,541	2,536,143	151.09	109.91	1,801.9	303.0

2022	6,815,682	(9,871,558)	1,989,920	(2,094,301)	89.68	86.58	72.7	283.1

2021	8,606,325	21,852,381	2,465,198	5,141,570	170.99	99.86	189.6	391.8

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The dollar amounts reported in this column are the amounts of total compensation reported for our Principal Executive Officer (“PEO”) for each corresponding year in the “Total” column of the Summary Compensation Table, which for each year in the table was David Maura. The dollar amounts reported in this column represent the average of the amounts reported for the Company’s non-PEO named executive officers (“Non-PEO NEOs”) as a group in the “Total” column of the Summary Compensation Table in each applicable year. For purposes of calculating the average amounts in each applicable year, the names of each of the Non-PEO NEOs for all years are as follows: Jeremy Smeltser, Ehsan Zargar, Randal Lewis and Rebeckah Long.
Peer Group Issuers, Footnote	Cumulative TSR is determined over the applicable period shown in the table. Peer group TSR was based on the peer group we use for purposes of Item 201(e)(1)(ii) of Regulation S-K, which was the S&P 500 Household Products Index (the “Peer Group”).
PEO Total Compensation Amount	$ 7,418,786	$ 6,815,682	$ 8,606,325
PEO Actually Paid Compensation Amount	$ 15,184,023	(9,871,558)	21,852,381
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in this column represent the amount of “compensation actually paid” to our PEO for the applicable fiscal year, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to such executive during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments set forth below were made to the total compensation for each year to determine the compensation actually paid. Adjusted fair values have been determined using, as applicable, updated stock price and assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date.

Fiscal Year	2021($)	2022($)	2023($)
Total from Summary Compensation Table	8,606,325	6,815,682	7,418,786
- Amount reported in the Summary Compensation Table for Stock Awards and Option Awards	(5,399,980)	(5,114,755)	(5,400,013)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	8,861,580	617,338	8,495,804
+/- Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years (Including Modifications)	9,146,349	(12,656,942)	2,551,834
- Fair Value at Prior Fiscal Year-End of Stock and Option Awards Forfeited during the Covered Year	0	0	0
+/- Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	638,107	467,119	2,117,612
Compensation Actually Paid	21,852,381	(9,871,558)	15,184,023

Non-PEO NEO Average Total Compensation Amount	$ 1,517,541	1,989,920	2,465,198
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,536,143	(2,094,301)	5,141,570
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the Non-PEO NEOs as a group in the applicable year as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments set forth below were made to the average total compensation for the Non-PEO NEOs as a group for each year to determine the compensation actually paid, using the same methodology described in Note 2 above.

Fiscal Year	2021($)	2022($)	2023($)
Total from Summary Compensation Table	2,465,198	1,989,920	1,517,541
- Amount reported in the Summary Compensation Table for Stock Awards and Option Awards	(1,287,499)	(1,295,253)	(694,996)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year (Including Dividend Equivalents)	2,112,841	156,335	1,093,433
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years (Including Modifications)	1,730,537	(3,017,765)	312,348
- Fair Value at Prior Fiscal Year-End of Stock and Option Awards Forfeited during the Covered Year	0	0	(235,142)
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	120,493	72,463	542,958
Compensation Actually Paid	5,141,570	(2,094,301)	2,536,143

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Measure	How We Used the Measure
Adjusted EBITDA	Metric in MIP and LTIP
Adjusted Average Inventory Turns	Metric in MIP
Net Sales	Metric in MIP
Adjusted Return on Average Equity	Metric in LTIP
Adjusted Free Cash Flow	Metric in LTIP

Total Shareholder Return Amount	$ 151.09	89.68	170.99
Peer Group Total Shareholder Return Amount	109.91	86.58	99.86
Net Income (Loss)	$ 1,801,900,000	$ 72,700,000	$ 189,600,000
Company Selected Measure Amount	303,000,000.0	283,100,000	391,800,000
Additional 402(v) Disclosure	Net Income derived in accordance with GAAP for the years 2023, 2022 and 2021 includes Net Income derived from our discontinued operations of our former HHI segment and the resulting gain on sale from the completion of the HHI Divestiture during the year ended September 30, 2023.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	“Adjusted EBITDA” means net earnings before interest, taxes, depreciation and amortization, and excluding restricting, acquisition and integration changes, gain or loss on sale of one or more segments and other one-time charges. For purposes of determining performance under the MIP and LTIP, the result of the formula in the preceding sentence is then adjusted by the Compensation Committee in good faith, after consultation with the Chief Executive Officer, so as to negate the effects of any dispositions; provided, however, that Adjusted EBITDA resulting from businesses or products lines acquired (in Board approved transactions) during the applicable timeframe will, to the extent reasonably and in good faith determined by the Compensation Committee to be appropriate (after consultation with the Chief Executive Officer), be included in the calculation from the date of acquisition.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Average Inventory Turns
Measure:: 3
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Return on Average Equity
Measure:: 5
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,400,013)	$ (5,114,755)	$ (5,399,980)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,495,804	617,338	8,861,580
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,551,834	(12,656,942)	9,146,349
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,117,612	467,119	638,107
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(694,996)	(1,295,253)	(1,287,499)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,093,433	156,335	2,112,841
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	312,348	(3,017,765)	1,730,537
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	542,958	72,463	120,493
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (235,142)	$ 0	$ 0